UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2008

This report on Form N-CSR relates solely to the Registrant's Money Market Portfolio series (the "Fund").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Money Market Portfolio

Annual Report

December 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2008	Past 1 year	Past 5 years	Past 10 years
VIP Money Market - Initial Class	3.02%	3.46%	3.55%
VIP Money Market - Service Class A	2.92%	3.35%	3.47%
VIP Money Market - Service Class 2 B	2.76%	3.20%	3.33%
VIP Money Market - Investor Class C	3.00%	3.43%	3.54%

A The initial offering of Service Class shares took place on July 7, 2000. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to July 7, 2000 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns prior to July 7, 2000 would have been lower.

B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee), and returns prior to January 12, 2000 are those of Initial Class and do not include the effects of Service Class 2's 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

C The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class's transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Initial Class	.30%
Actual		$ 1,000.00	$ 1,013.30	$ 1.52**
Hypothetical A		$ 1,000.00	$ 1,023.63	$ 1.53**
Service Class	.40%
Actual		$ 1,000.00	$ 1,012.80	$ 2.02**
Hypothetical A		$ 1,000.00	$ 1,023.13	$ 2.03**
Service Class 2.54%
Actual		$ 1,000.00	$ 1,012.00	$ 2.73**
Hypothetical A		$ 1,000.00	$ 1,022.42	$ 2.75**
Investor Class	.32%
Actual		$ 1,000.00	$ 1,013.20	$ 1.62**
Hypothetical A		$ 1,000.00	$ 1,023.53	$ 1.63**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

** If fees to participate in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds paid in October and December, 2008 (see Note 2 of the Notes to Financial Statements) had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

Annual Report

	Annualized Expense Ratio	Expenses Paid
Initial Class	.31%
Actual		$ 1.57
Hypothetical A		$ 1.58
Service Class	.41%
Actual		$ 2.07
Hypothetical A		$ 2.08
Service Class 2.56%
Actual		$ 2.83
Hypothetical A		$ 2.85
Investor Class	.34%
Actual		$ 1.72
Hypothetical A		$ 1.73

A 5% return per year before expenses

Annual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 12/31/08	% of fund's investments 6/30/08	% of fund's investments 12/31/07
0 - 30	47.4	58.3	46.8
31 - 90	42.5	26.8	43.2
91 - 180	6.1	11.8	9.6
181 - 397	4.0	3.1	0.4
Weighted Average Maturity
	12/31/08	6/30/08	12/31/07
VIP Money Market Portfolio	46 Days	45 Days	44 Days
All Taxable Money Market Funds Average*	47 Days	44 Days	39 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2008	As of June 30, 2008
Corporate Bonds 0.0%	Corporate Bonds 0.4%
Commercial Paper 24.9%	Commercial Paper 19.7%
Bank CDs, BAs, TDs, and Notes 65.5%	Bank CDs, BAs, TDs, and Notes 58.1%
Government Securities 7.3%	Government Securities 1.7%
Repurchase Agreements 2.1%	Repurchase Agreements 19.5%
Other Investments 0.0%	Other Investments 0.4%
Net Other Assets 0.2%	Net Other Assets 0.2%

* Source: iMoneyNet, Inc.

Annual Report

Investments December 31, 2008

Showing Percentage of Net Assets

Certificates of Deposit - 50.7%
Due Date	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 0.3%
Bank of America NA
2/11/09	3.00%	$ 9,000,000	$ 9,000,000
PNC Bank NA, Pittsburgh
4/1/09	3.09	6,000,000	6,000,000
			15,000,000
London Branch, Eurodollar, Foreign Banks - 14.7%
Commonwealth Bank of Australia
1/15/09 to 2/4/09	2.76 to 2.90	23,000,000	23,000,000
Credit Agricole SA
1/28/09 to 4/1/09	1.82 to 3.22	139,000,000	139,000,000
Credit Industriel et Commercial
1/12/09 to 3/16/09	2.40 to 3.20	123,000,000	123,000,000
ING Bank NV
1/12/09 to 2/23/09	1.25 to 1.43	107,000,000	107,000,000
National Australia Bank Ltd.
1/16/09 to 3/23/09	1.25 to 2.56	59,000,000	59,000,000
Royal Bank of Scotland PLC
1/16/09	3.12	15,000,000	15,000,062
UniCredit SpA
1/26/09 to 3/19/09	1.25 to 2.70	169,000,000	168,999,999
			635,000,061
New York Branch, Yankee Dollar, Foreign Banks - 35.7%
Abbey National Treasury Services PLC
2/19/09	2.44 (c)	4,000,000	4,000,000
Banco Bilbao Vizcaya Argentaria SA
2/11/09	2.15	32,000,000	32,000,181
Banco Santander SA
1/14/09 to 2/13/09	2.49 to 3.19	44,000,000	44,000,000
Bank of Montreal
1/7/09 to 3/5/09	1.02 to 2.55 (c)	80,000,000	80,000,000
Bank of Nova Scotia
1/13/09 to 3/5/09	2.05 to 5.05 (c)	79,000,000	79,000,000
Bank of Scotland PLC
1/6/09	2.37 (c)	28,000,000	28,000,000
Bank Tokyo-Mitsubishi UFJ Ltd.
1/15/09 to 2/24/09	1.00 to 2.30	95,000,000	95,000,000
Barclays Bank PLC
1/5/09 to 2/26/09	1.94 to 3.13 (c)	127,000,000	127,000,000
BNP Paribas SA
1/26/09 to 4/23/09	1.25 to 3.35	165,000,000	165,000,000

Due Date	Yield (a)	Principal Amount	Value
Calyon SA
2/9/09	3.15%	$ 22,000,000	$ 22,000,000
Canadian Imperial Bank of Commerce
2/9/09 to 3/30/09	1.20 to 2.25	49,000,000	49,000,000
Credit Suisse First Boston
2/11/09	2.59 (c)	22,000,000	22,000,000
Deutsche Bank AG
1/5/09	4.42 (c)	23,000,000	23,000,000
Intesa Sanpaolo SpA
1/2/09 to 3/9/09	1.11 to 3.15 (c)	101,000,000	100,999,879
Natixis SA
1/5/09 to 1/20/09	1.10 to 2.00	67,000,000	67,000,000
Rabobank Nederland
1/29/09 to 4/20/09	2.25 to 3.00	149,000,000	149,000,000
Royal Bank of Canada
1/2/09 to 2/19/09	2.00 to 4.30 (c)	72,000,000	72,000,000
Royal Bank of Scotland PLC
1/26/09 to 3/9/09	1.02 to 3.15 (c)	167,000,000	167,000,000
San Paolo IMI SpA
4/21/09	3.15	12,000,000	12,000,000
Societe Generale
1/23/09	1.75	60,000,000	60,000,000
Svenska Handelsbanken AB
2/26/09 to 3/11/09	2.00 to 2.52 (c)	26,000,000	26,003,223
Toronto-Dominion Bank
1/23/09 to 6/16/09	2.10 to 3.40	118,000,000	118,000,000
			1,542,003,283
TOTAL CERTIFICATES OF DEPOSIT	2,192,003,344
Commercial Paper - 24.9%

American Honda Finance Corp.
2/12/09	2.01	5,000,000	4,988,333
Atlantic Asset Securitization Corp.
1/8/09 to 3/10/09	0.45 to 2.67	80,151,000	80,097,569
Banco Bilbao Vizcaya Argentaria SA (London Branch)
1/8/09 to 2/27/09	2.03 to 3.17	164,000,000	163,570,070
CVS Caremark Corp.
1/7/09 to 6/10/09	5.51 to 6.10	14,000,000	13,998,167
Dakota Notes (Citibank Credit Card Issuance Trust)
1/5/09 to 2/12/09	0.50 to 2.65	79,000,000	78,927,069
Danske Corp.
3/23/09	1.34	8,000,000	7,975,880
DnB NOR Bank ASA
1/6/09 to 3/23/09	1.37 to 2.51	40,000,000	39,932,942
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Dow Chemical Co.
1/2/09	5.26%	$ 1,000,000	$ 999,854
Emerald Notes (BA Credit Card Trust)
1/5/09 to 2/2/09	1.30 to 2.51	57,000,000	56,965,699
General Electric Capital Corp.
2/3/09	2.90	11,000,000	10,971,162
Ingersoll-Rand Global Holding Co. Ltd.
1/5/09 to 1/8/09	5.51	8,000,000	7,993,431
Intesa Funding LLC
2/2/09 to 6/19/09	1.50 to 2.17	34,000,000	33,890,064
Kitty Hawk Funding Corp.
1/9/09 to 2/18/09	0.35 to 4.30	67,252,000	67,203,391
Natexis Banques Populaires US Finance Co. LLC
1/16/09 to 3/9/09	1.25 to 3.16	63,000,000	62,787,554
Nationwide Building Society
1/22/09 to 1/23/09	3.40	15,000,000	14,970,404
Nokia Corp.
1/5/09 to 1/8/09	2.10	19,000,000	18,995,042
Nordea North America, Inc.
3/2/09 to 3/11/09	2.05	50,000,000	49,817,250
Palisades Notes (Citibank Omni Master Trust)
1/5/09 to 1/6/09	0.70	39,000,000	38,996,519
Royal Bank of Scotland PLC
1/15/09	1.71	15,000,000	14,990,025
Salisbury Receivables Co. LLC
1/8/09 to 2/2/09	1.05 to 1.55	54,000,000	53,962,721
Sheffield Receivables Corp.
1/5/09 to 2/10/09	1.00 to 2.41	71,741,000	71,681,314
Textron Financial Corp.
1/9/09	6.54	2,000,000	1,997,111
Textron, Inc.
1/8/09 to 1/9/09	6.53	4,000,000	3,994,583
Thames Asset Global Securities No. 1, Inc.
1/2/09 to 2/9/09	0.50 to 4.81	94,308,000	94,222,209
Toronto Dominion Holdings (USA)
6/15/09	2.14	5,000,000	4,951,531
Toyota Motor Credit Corp.
2/23/09	1.40	10,000,000	9,979,389
Transocean Ltd.
1/2/09	5.16	2,000,000	1,999,714
UniCredito Italiano Bank (Ireland) PLC
2/10/09 to 3/18/09	3.15 to 3.20	47,000,000	46,782,911
Variable Funding Capital Co. LLC
1/5/09 to 1/7/09	1.00	20,000,000	19,996,833
TOTAL COMMERCIAL PAPER	1,077,638,741
Federal Agencies - 5.4%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 1.9%
2/12/09 to 9/25/09	2.03 to 3.37% (c)	$ 82,655,000	$ 81,792,402
Federal Home Loan Bank - 2.4%
1/1/09 to 4/14/09	0.53 to 3.88 (c)	104,890,000	104,672,443
Freddie Mac - 1.1%
1/20/09 to 3/31/09	0.49 to 2.81 (c)	46,000,000	45,944,408
TOTAL FEDERAL AGENCIES	232,409,253
U.S. Treasury Obligations - 1.9%

U.S. Treasury Bills - 1.9%
7/2/09 to 10/22/09	1.01 to 1.41	82,000,000	81,395,357
Bank Notes - 1.3%

Bank of America NA
2/6/09	2.91 (c)	23,000,000	23,000,000
Banque Federative du Credit Mutuel
2/28/09	2.38 (b)(c)	12,000,000	12,000,000
Societe Generale
3/4/09	2.62 (b)(c)	22,000,000	22,000,000
TOTAL BANK NOTES	57,000,000
Master Notes - 0.4%

Asset Funding Co. III LLC
1/14/09	5.17 (c)(d)	15,000,000	15,000,000
Medium-Term Notes - 12.4%

Allstate Life Global Funding Trusts
3/20/09	1.78 (c)	1,000,000	1,000,000
American Honda Finance Corp.
1/14/09 to 3/18/09	1.98 to 4.95 (b)(c)	38,000,000	37,972,772
AT&T, Inc.
8/5/09	4.50 (b)(c)	33,000,000	33,000,000
Australia & New Zealand Banking Group Ltd.
3/2/09	2.43 (b)(c)	24,000,000	24,000,000
Bank of America NA
1/3/09	4.35 (c)	30,000,000	30,000,000
Bank of Montreal
1/5/09	2.39 (b)(c)	14,000,000	14,000,000
BNP Paribas SA
2/13/09	2.45 (c)	20,000,000	20,000,000
BP Capital Markets PLC
3/11/09	2.28 (c)	14,000,000	14,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
Caja Madrid SA
1/20/09	4.65% (b)(c)	$ 7,000,000	$ 7,000,000
Commonwealth Bank of Australia
1/3/09	4.35 (b)(c)	27,000,000	27,000,000
Compagnie Financiere du Credit Mutuel
3/9/09	2.40 (b)(c)	7,000,000	7,000,000
Credit Agricole SA
3/23/09	1.78 (b)(c)	31,000,000	31,000,000
General Electric Capital Corp.
1/9/09 to 1/26/09	0.50 to 1.91 (c)	13,000,000	13,000,000
ING USA Annuity & Life Insurance Co.
3/24/09	1.73 (c)(d)	3,000,000	3,000,000
Jackson National Life Insurance Co.
3/9/09	2.69 (b)(c)	5,500,000	5,500,000
Lloyds TSB Group PLC
2/7/09	2.81 (b)(c)	22,000,000	22,000,000
Metropolitan Life Global Funding I
1/6/09	1.93 (b)(c)	3,884,000	3,884,000
National Australia Bank Ltd.
3/6/09	2.41 (b)(c)	16,000,000	16,000,000
New York Life Insurance Co.
2/27/09 to 3/30/09	1.63 to 2.35 (c)(d)	39,000,000	39,000,000
Nordea Bank AB
1/26/09	3.89 (b)(c)	22,000,000	22,000,000
Pacific Life Global Funding
1/5/09	1.97 (b)(c)	3,000,000	3,000,110
PNC Bank NA, Pittsburgh
2/4/09	3.27 (c)	7,000,000	7,000,000
Royal Bank of Canada
1/15/09	1.60 (b)(c)	23,000,000	23,000,000
Security Life of Denver Insurance Co.
2/28/09	2.44 (c)(d)	2,000,000	2,000,000
Svenska Handelsbanken AB
1/6/09	4.42 (b)(c)	24,000,000	24,000,000
Transamerica Occidental Life Insurance Co.
1/2/09	3.47 (c)(d)	10,000,000	10,000,000
Verizon Communications, Inc.
3/15/09	2.10 (c)	14,000,000	14,000,000
Wells Fargo & Co.
5/1/09	3.55 (c)	13,000,000	13,002,167
WestLB AG
1/12/09	1.90 (b)(c)	6,000,000	6,000,000
Westpac Banking Corp.
1/14/09 to 3/4/09	2.43 to 5.12 (b)(c)	56,000,000	55,996,874
1/9/09	2.22 (c)	8,000,000	8,000,103
TOTAL MEDIUM-TERM NOTES	536,356,026
Short-Term Notes - 0.4%
Due Date	Yield (a)	Principal Amount	Value
Metropolitan Life Insurance Co.
1/2/09 to 2/3/09	3.64 to 4.17% (c)(d)	$ 15,000,000	$ 15,000,000
Municipal Securities - 0.3%

Santa Clara County Fing. Auth. Lease Rev. Series 2008 M, VRDN
1/7/09	0.55 (c)	15,000,000	15,000,000
Repurchase Agreements - 2.1%
	Maturity Amount
In a joint trading account at:
0.04% dated 12/31/08 due 1/2/09 (Collateralized by U.S. Government Obligations) #	$ 300,001	300,000
0.07% dated 12/31/08 due 1/2/09 (Collateralized by U.S. Government Obligations) #	176,001	176,000
With:
Barclays Capital, Inc. at:
0.24%, dated 12/31/08 due 1/2/09 (Collateralized by Equity Securities valued at $24,200,327)	22,000,293	22,000,000
2.35%, dated 11/25/08 due 1/27/09 (Collateralized by Equity Securities valued at $6,616,398)	6,024,675	6,000,000
2.5%, dated 11/10/08 due 1/8/09 (Collateralized by Equity Securities valued at $34,225,510)	31,127,014	31,000,000
Credit Suisse Securities (USA) LLC at 0.29%, dated 12/31/08 due 1/2/09 (Collateralized by Equity Securities valued at $29,699,963)	27,000,435	27,000,000
ING Financial Markets LLC at:
1.45%, dated 12/12/08 due 1/12/09 (Collateralized by Corporate Obligations valued at $2,105,134, 6.6%, 1/15/12)	2,002,497	2,000,000
1.85%, dated 12/10/08 due 1/9/09 (Collateralized by Corporate Obligations valued at $3,156,419, 5.88%, 5/15/16)	3,004,625	3,000,000
TOTAL REPURCHASE AGREEMENTS		91,476,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $4,313,278,721)	4,313,278,721
NET OTHER ASSETS - 0.2%	7,312,996
NET ASSETS - 100%	$ 4,320,591,717
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $396,353,756 or 9.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $84,000,000 or 1.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Asset Funding Co. III LLC 5.17%, 1/14/09	7/11/08	$ 15,000,000
ING USA Annuity & Life Insurance Co. 1.73%, 3/24/09	6/23/05	$ 3,000,000
Metropolitan Life Insurance Co.: 3.64%, 2/3/09	2/24/03	$ 5,000,000
4.17%, 1/2/09	3/26/02	$ 10,000,000
New York Life Insurance Co.: 1.63%, 3/30/09	3/28/08	$ 30,000,000
2.35%, 2/27/09	5/12/08	$ 9,000,000
Security Life of Denver Insurance Co. 2.44%, 2/28/09	8/26/05	$ 2,000,000
Transamerica Occidental Life Insurance Co. 3.47%, 1/2/09	4/29/08	$ 10,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$300,000 due 1/02/09 at 0.04%
Banc of America Securities LLC	$ 132,863
Bank of America, NA	47,141
ING Financial Markets LLC	85,711
Societe Generale, New York Branch	34,285
$ 300,000
$176,000 due 1/02/09 at 0.07%
Banc of America Securities LLC	$ 40,877
Bank of America, NA	51,017
Barclays Capital, Inc.	1,022
Deutsche Bank Securities, Inc.	6,133
Goldman, Sachs & Co.	58,041
ING Financial Markets LLC	7,155
J.P. Morgan Securities, Inc.	5,111
RBC Capital Markets Corp.	1,533
Societe Generale, New York Branch	5,111
$ 176,000
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,313,278,721	$ -	$ 4,313,278,721	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2008

Assets
Investment in securities, at value (including repurchase agreements of $91,476,000) - See accompanying schedule: Unaffiliated issuers (cost $4,313,278,721)		$ 4,313,278,721
Cash		342
Receivable for fund shares sold		1,561,459
Interest receivable		12,538,148
Prepaid expenses		556,311
Other receivables		2,948
Total assets		4,327,937,929

Liabilities
Payable for fund shares redeemed	$ 5,972,784
Distributions payable	234,701
Accrued management fee	642,130
Distribution fees payable	34,239
Other affiliated payables	303,710
Other payables and accrued expenses	158,648
Total liabilities		7,346,212

Net Assets		$ 4,320,591,717
Net Assets consist of:
Paid in capital		$ 4,319,922,603
Undistributed net investment income		51,840
Accumulated undistributed net realized gain (loss) on investments		617,274
Net Assets		$ 4,320,591,717

Statement of Assets and Liabilities - continued

December 31, 2008

Initial Class: Net Asset Value, offering price and redemption price per share ($2,391,641,217 ÷ 2,391,547,469 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($94,640,621 ÷ 94,624,734 shares)	$ 1.00

Service Class 2: Net Asset Value, offering price and redemption price per share ($125,126,708 ÷ 125,097,411 shares)	$ 1.00

Investor Class: Net Asset Value, offering price and redemption price per share ($1,709,183,171 ÷ 1,708,627,704 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2008

Investment Income
Interest		$ 120,700,694

Expenses
Management fee	$ 7,180,883
Transfer agent fees	2,902,480
Distribution fees	340,923
Accounting fees and expenses	329,865
Custodian fees and expenses	67,053
Independent trustees' compensation	15,062
Audit	59,463
Legal	17,855
Miscellaneous	636,498
Total expenses		11,550,082
Net investment income		109,150,612
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		837,313
Net increase in net assets resulting from operations		$ 109,987,925

Statement of Changes in Net Assets

	Year ended December 31, 2008	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 109,150,612	$ 130,271,523
Net realized gain (loss)	837,313	122,119
Net increase in net assets resulting from operations	109,987,925	130,393,642
Distributions to shareholders from net investment income	(109,146,605)	(130,270,704)
Share transactions - net increase (decrease)	1,170,002,041	793,022,179
Total increase (decrease) in net assets	1,170,843,361	793,145,117

Net Assets
Beginning of period	3,149,748,356	2,356,603,239
End of period (including undistributed net investment income of $51,840 and undistributed net investment income of $47,833, respectively)	$ 4,320,591,717	$ 3,149,748,356

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.030	.051	.048	.030	.012
Distributions from net investment income	(.030)	(.051)	(.048)	(.030)	(.012)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	3.02%	5.21%	4.87%	3.03%	1.21%
Ratios to Average Net Assets C
Expenses before reductions	.29%	.32%	.33%	.29%	.29%
Expenses net of fee waivers, if any	.29%	.32%	.33%	.29%	.29%
Expenses net of all reductions	.29%	.32%	.33%	.29%	.29%
Net investment income	2.95%	5.06%	4.84%	3.00%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,391,641	$ 1,708,689	$ 1,634,441	$ 1,347,642	$ 1,392,449

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. B Total returns would have been lower had certain expenses not been reduced during the periods shown. C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.029	.050	.047	.029	.011
Distributions from net investment income	(.029)	(.050)	(.047)	(.029)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA, B	2.92%	5.10%	4.76%	2.92%	1.10%
Ratios to Average Net AssetsC
Expenses before reductions	.39%	.43%	.43%	.40%	.40%
Expenses net of fee waivers, if any	.39%	.43%	.43%	.40%	.40%
Expenses net of all reductions	.39%	.43%	.43%	.40%	.40%
Net investment income	2.84%	4.95%	4.73%	2.88%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 94,641	$ 58,733	$ 56,502	$ 20,987	$ 13,905

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. B Total returns would have been lower had certain expenses not been reduced during the periods shown. C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.027	.048	.045	.027	.009
Distributions from net investment income	(.027)	(.048)	(.045)	(.027)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA, B	2.76%	4.95%	4.61%	2.77%	.95%
Ratios to Average Net AssetsC
Expenses before reductions	.54%	.57%	.58%	.54%	.55%
Expenses net of fee waivers, if any	.54%	.57%	.58%	.54%	.55%
Expenses net of all reductions	.54%	.57%	.58%	.54%	.55%
Net investment income	2.70%	4.81%	4.59%	2.90%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 125,127	$ 91,095	$ 85,647	$ 51,301	$ 20,899

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. B Total returns would have been lower had certain expenses not been reduced during the periods shown. C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Years ended December 31,

2008

2007

2006

2005 E

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.030	.050	.047	.016
Distributions from net investment income	(.030)	(.050)	(.047)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	3.00%	5.15%	4.81%	1.58%
Ratios to Average Net Assets F
Expenses before reductions	.32%	.38%	.39%	.36% A
Expenses net of fee waivers, if any	.32%	.38%	.39%	.36% A
Expenses net of all reductions	.32%	.37%	.39%	.36% A
Net investment income	2.92%	5.00%	4.78%	3.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,709,183	$ 1,291,231	$ 580,013	$ 126,224

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2008

1. Organization.

VIP Money Market Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through April 30, 2009. Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The Fund paid the U.S. Treasury Department a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008 to participate in the Program for the initial 3-month term that expired on December 18, 2008. On December 4, 2008, the Fund paid an additional fee equal to 0.015% based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through April 30, 2009. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Fund without regard to any expense limitation currently in effect for the Fund. The U.S. Treasury Department has the option to renew the Program through the close of business on September 19, 2009. If extended, the Board of Trustees of the Fund will determine whether the Fund should continue participation in the Program and, if so, the Fund will incur additional participation fees.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	672,465

Cost for federal income tax purposes	$ 4,313,278,721

The tax character of distributions paid was as follows:

	December 31, 2008	December 31, 2007
Ordinary Income	$ 109,146,605	$ 130,270,704

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $2,865,214 or an annual rate of .08% of the Fund's average net assets. For the period, the Fund's total annual management fee rate was .19% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 71,017
Service Class 2	269,906
$ 340,923

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .09% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .12% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 1,340,366
Service Class	49,667
Service Class 2	72,752
Investor Class	1,439,695
$ 2,902,480

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of 71% of the outstanding shares of the Fund, and one otherwise unaffiliated shareholder was the owner of record of 13% of the total outstanding shares of the Fund.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2008	2007
From net investment income
Initial Class	$ 58,698,233	$ 76,604,418
Service Class	2,002,587	2,423,822
Service Class 2	2,899,339	4,194,349
Investor Class	45,546,446	47,048,115
Total	$ 109,146,605	$ 130,270,704

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

Years ended December 31,	2008	2007
Initial Class Shares sold	1,176,132,471	892,455,085
Reinvestment of distributions	58,598,721	76,794,449
Shares redeemed	(552,164,787)	(895,020,076)
Net increase (decrease)	682,566,405	74,229,458

Annual Report

7. Share Transactions - continued

Years ended December 31,	2008	2007
Service Class Shares sold	126,984,686	106,735,317
Reinvestment of distributions	2,002,586	2,439,255
Shares redeemed	(93,098,309)	(106,942,380)
Net increase (decrease)	35,888,963	2,232,192
Service Class 2 Shares sold	119,864,261	78,587,992
Reinvestment of distributions	2,762,155	4,216,968
Shares redeemed	(88,622,242)	(77,360,161)
Net increase (decrease)	34,004,174	5,444,799
Investor Class Shares sold	797,512,666	857,316,018
Reinvestment of distributions	45,546,210	47,206,648
Shares redeemed	(425,516,377)	(193,406,936)
Net increase (decrease)	417,542,499	711,115,730

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Money Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP Money Market Portfolio (a fund of Variable Insurance Products Fund V) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the VIP Money Market Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 19, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's statement of additional information (SAI) includes more information about the trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1989

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (48)

Year of Election or Appointment: 2005

Vice President of Fidelity's Money Market Funds. Mr. Morrison also serves as Senior Vice President, Money Market Group Leader of FMR. Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008- present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agents

Fidelity Investments Institutional Operations Company Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPMM-ANN-0209
1.701157.111

Item 2. Code of Ethics

As of the end of the period, December 31, 2008, Variable Insurance Products Fund V (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Money Market Portfolio (the "Fund"):

Services Billed by PwC

December 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Money Market Portfolio	$52,000	$-	$4,100	$3,700

December 31, 2007 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Money Market Portfolio	$44,000	$-	$1,900	$2,200

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	December 31, 2008A	December 31, 2007A
Audit-Related Fees	$2,340,000	$-
Tax Fees	$2,000	$-
All Other Fees	$190,000	$215,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2008 A	December 31, 2007 A
PwC	$2,960,000	$1,475,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Independence Standards Board Standard No. 1, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The Fidelity fund's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 2, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 2, 2009